Income Tax	12 Months Ended
Dec. 31, 2016
Income Tax [Abstract]
INCOME TAX

NOTE 11 - INCOME TAX:

a.	Tax rates:

The Israeli corporate tax rates applicable to the Company and ASM:

2014 and 2015 - 26.5%

2016 – 25%

2017 – 24%

2018 onward – 23%

b.	“Approved Enterprise” status:

The Company was granted an ‘approved enterprise’ status for the 10 years ended December 31, 2014, under the Israeli Law for the Encouragement of Capital Investments, 1959 (the “Encouragement Law”). The tax benefit is a reduced corporate income tax rate on non-distributed income generated in approved areas (“Approved Income”). Distributed Approved Income is subject to 25% corporate income tax at the company level and 15% withholding income tax at the shareholder level.

As of December 31, 2011, upon a tax assessment by the Israeli Tax Authority, all of the accumulated Approved Income was distributed as dividends to the Controlling Shareholders and the applicable income tax was applied. As the Company distributes its Approved Income to its Controlling Shareholders, a deferred tax liability was recorded on the non-distributed Approved Income as generated, on the difference of the reduced corporate income tax rate applied and the regular corporate tax rates, as well as related deferred income tax expenses.

On May 30, 2016 the Company and the Israeli tax authorities signed a tax assessment agreement for the three years ended December 31, 2014, all of the accumulated Approved Income was distributed as dividends to the Controlling Shareholders and the applicable income tax were applied. As part of that tax assessment the Company was also required to pay $1.1 million exceeding its accrued tax provision for that period; such additional tax was recorded as part of the 2016 income tax.

The Company has final tax assessments for the years up to 2014 inclusive.

c.	“Preferred Enterprise” status:

Commencing on January 1, 2015, the Company has elected the “Preferred Enterprise” program under the amendment of the Encouragement Law, whereby the Company is subject to corporate income tax rate on non-Preferred Income and 16% reduced income tax rate on its Preferred Income generated in all areas other than Development Area A. As part of the tax assessment for the three years ended December 31, 2014 as mentioned above, it was agreed that Company will be subject to a 14.6% (based on a blended tax rates) for the years 2015 and 2016 and a reduced tax rate, not yet determined (but up to 16%) in 2017 and thereafter.

Composition:

	Year ended December 31,
	2016	2015	2014
	(U.S. dollar in thousands)

Current	32	3,446	95
Previous year	1,054	-	-
Deferred	-	(423)	995

Income tax expenses	1,086	3,023	1,090

d.	Deferred income tax:

In assessing the realization of deferred tax assets, the Group considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. As described in note 1f regarding the raise of substantial doubt about the Group’s ability to continue as a going concern, the Group applied a full valuation allowance for its deferred tax assets.

Composition:

	December 31,
	2016	2015
	(U.S. dollar in thousands)

Net and comprehensive loss	1,338	-
Timing difference of expense in connection with the working capital received as part of the reverse merger	271	-
Timing differences of expense in connection with employees benefits	42	-

Deferred tax assets before valuation allowance	1,651	-

Valuation allowance	(1,651)	-

	-	-

e.	Reconciliation of income tax expenses:

As Inc and ASM stand-alone net results during 2016 are relatively immaterial, zero during 2015 and ASM net result during 2014 was zero as well, the Group’s overall effective tax rate is attributable to Israeli income tax and therefore a reconciliation between the theoretical income tax, assuming corporate tax rates and the actual income tax expenses (benefit) as reported in the consolidated statements of comprehensive income (loss) is calculated based on the Israeli corporate tax rates and is as follows:

	Year ended December 31,
	2016	2015	2014
	(U.S. dollar in thousands)

Income (loss) before income tax	(6,967)	17,776	4,212

Israeli corporate income tax rate	25%	26.5%	26.5%
Theoretical income tax expenses (benefit)	(1,742)	4,711	1,116
Valuation allowance for deferred tax	1,109	-	-
Tax rates differences	725	(1,659)	(63)
Previous year	1,054	-	-
Other, net	(60)	(29)	37

Income tax expenses	1,086	3,023	1,090

f.	Uncertain tax positions:

Following is a roll-forward of the total amounts of the Group’s unrecognized tax benefits at the beginning and at the end of the years ended on December 31, 2016, 2015 and 2014:

	Year ended December 31,
	2016	2015	2014
	(U.S. dollar in thousands)

Balance at beginning of year	-	-	-

Increase as a result of tax position taken in prior period	1,054	-	-
Decrease due to settlement with the Israeli tax authorities	(1,054)	-	-

Balance at end of year	-	-	-